Supplementary Cash Flow Information - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash paid for interest	$ 1,023	$ 230
Cash flow for income taxes paid received	$ 648	$ 0